CASH FLOW STATEMENT (Parentheticals) - Before tax [member] - The Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit before tax, continuing operations	£ 4,280
Profit before tax, discontinued operations	£ 1,380
Previously stated [member]
Profit before tax, continuing operations		£ 5,035	£ 1,977
Profit before tax, discontinued operations		£ 943	£ 579